INCOME TAX - Schedule of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 280,865	¥ 218,478	¥ 149,073
Uninvoiced expenditures	9,867	6,204	23,400
Accounts receivable and contract assets allowance	16,486	12,707	5,367
Other equity investments impairment	11,412	10,337	5,836
Goodwill impairment	38,690	1,417	1,417
Share of losses of equity method investments	149	174	174
Others		9	26
Less: Valuation allowance	(335,339)	(239,007)	(180,643)	¥ (131,834)
Total deferred income tax assets, net	22,131	10,319	4,650
Intangible assets	(8,883)	(185)	(259)
Equity method investment on the gain from the disposal of a subsidiary	(2,766)
Change in fair value of other equity investments	(19,365)	(10,319)	(4,650)
Total gross deferred income tax liabilities	(31,014)	(10,504)	(4,909)
Net deferred income tax assets	¥ (8,883)	¥ (185)	¥ (259)